Loans And Leases (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) loan	Dec. 31, 2018 USD ($) loan
Accounts Notes And Loans Receivable [Line Items]
Loans	$ 663,303	$ 550,683
Loans 90 days or more past due and still accruing interest
Total TDR's	2,923	3,161
Allocated specific reserves to modified TDRs	22	22
TDR's charge-offs	$ 0	$ 0
Number of TDRs in payment default | loan	0	0
Cash payments of interest	$ 168	$ 192
Northpointe [Member] | Mortgage Purchase Program [Member]
Accounts Notes And Loans Receivable [Line Items]
Average days	14 days
Percent of loans risk rated for capital adequacy	100.00%
Percent of participation agreement interest	95.00%
Ownership interest in each loan is participates	5.00%
Nonaccrual [Member] | Commitments To Lend Additional Amounts [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's	$ 0	0
Single-Family Residential [Member] | Northpointe [Member] | Mortgage Purchase Program [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans	26,046	36,845
Other Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's	56,676	64,898
Accruing [Member]
Accounts Notes And Loans Receivable [Line Items]
Total TDR's	$ 2,838	$ 3,061
Commercial Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans modified as a TDR | loan		0